CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
REVENUES
Revenues from mining operations (Note 19)		$ 8,285,753	$ 6,626,909
COSTS, INCOME AND EXPENSES
Production	[1]	3,086,080	2,933,263
Exploration and corporate development		219,610	215,781
Amortization of property, plant and mine development (Note 9)		1,514,076	1,491,771
General and administrative		207,450	208,451
Finance costs (Note 14)		126,738	130,087
Loss (gain) on derivative financial instruments (Note 21)		155,819	(68,432)
Impairment loss (Note 24)			787,000
Foreign currency translation loss (gain)		9,383	(328)
Care and maintenance		60,574	47,392
Revaluation gain (Note 5)			(1,543,414)
Other expenses (Note 22)		84,468	66,269
Income before income and mining taxes		2,821,555	2,359,069
Income and mining taxes expense (Note 25)		925,974	417,762
Net income for the year		$ 1,895,581	$ 1,941,307
Net income per share - basic (Note 16)		$ 3.79	$ 3.97
Net income per share - diluted (Note 16)		3.78	3.95
Cash dividends declared per common share		$ 1.6	$ 1.6

[1]	Exclusive of amortization, which is shown separately.